Loans From Shareholders and Notes Payable To Shareholders	12 Months Ended
Dec. 31, 2012
Notes
Loans From Shareholders and Notes Payable To Shareholders

NOTE 6:   LOANS FROM SHAREHOLDERS AND NOTES PAYABLE TO SHAREHOLDERS

Concurrent with the acquisition of the assets in the Surat Basin in Australia, on March 1, 2012 the Company agreed to pay the sellers $3.0 million within 12 months.  The loan was non-interest bearing and was recorded at net present value of $2,770,084.  At December 31, 2012 the net present value of the loan is $2,960,396.  The loan was secured against the Surat assets acquired by the Company.  On March 25, 2013, the Company agreed to amend the terms of the loan so that it was extended to September 2, 2013.  The parties further agreed that:

(a)           in the event the promissory notes are not repaid on or prior to September 2, 2013, then the principal will accrue interest each day at a rate of 8% per annum, capitalized (if not paid) on the last day of each calendar month from March 1, 2013 to September 2, 2013 and such amount of accrued interest shall be added to the Principal and repaid with the Principal; and

(b)           in the event the promissory notes are not repaid on or prior to September 2, 2013, then (i) interest at a rate of 8% per annum accruing daily and compounded quarterly, shall have been deemed to accrue on the principal from September 1, 2012 to September 2, 2013 and such amount of accrued interest shall be added to the principal (such amount hereinafter referred to as the “Outstanding Principal”) and (ii) the Outstanding Principal shall thereafter accrue interest at a rate of 8% per annum accruing daily and compounded quarterly until the total Outstanding Principal and interest accrued on the Outstanding Principal is repaid.

During 2011, the Company borrowed $218,500 from two stockholders to cover costs related to petroleum concession ATP 582.  In the third quarter of 2012, $109,250 plus accrued interest of $6,958 was repaid.  The remaining balance of $134,250 accrues interest at 6% ($25,000) and 12% ($109,500) per year.  During 2010 the Company borrowed $25,000 from one of its previous officers and $26,266 from a stockholder (this $26,266 was repaid during 2011). These funds were used to pay for administrative costs and efforts to promote the Company's name and availability.